UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

FORM N-Q

FEBRUARY 29, 2012

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	February 29, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 92.3%
Education - 14.2%
Canton, NY, Capital Resource Corp., Student
Housing Facility Revenue, Grasse River LLC,
SUNY Canton College Foundation Project, AGM	5.000%	5/1/30	$2,000,000	$2,184,460
Nassau County, NY, IDA Civic Facility Revenue:
Hofstra University Project, NATL	5.250%	7/1/13	1,250,000	1,322,312
Hofstra University Project, NATL	5.250%	7/1/14	2,000,000	2,192,660
New York State Dormitory Authority Revenue:
City University Refunding, AMBAC, TCRS	5.750%	7/1/12	140,000	142,442
Fordham University	5.000%	7/1/23	1,000,000	1,136,550
Non-State Supported Debt, Manhattan Marymount	5.000%	7/1/24	5,285,000	5,631,115
St. Thomas Aquinas, Radian	5.000%	7/1/14	640,000	641,728
Yeshiva University, AMBAC	5.375%	7/1/15	50,000	50,148
New York State Dormitory Authority Revenue, Non- State Supported Debt, New School University	5.250%	7/1/30	9,000,000	10,004,580
Suffolk County, NY, Industrial Development
Agency, Civic Facilities Revenue, New York
Institute of Technology Project	5.000%	3/1/26	2,000,000	2,049,580
Troy, NY, Capital Resource Corp. Revenue,
Rensselaer Polytechnical Institute	5.000%	9/1/30	7,000,000	7,668,430
Troy, NY, IDA Civic Facility Revenue:
Rensselaer Polytechnic Institute	5.500%	9/1/12	1,100,000	1,123,804
Rensselaer Polytechnic Institute	5.500%	9/1/13	1,000,000	1,021,050

Total Education				35,168,859

Health Care - 15.0%
New York State Dormitory Authority Revenue:
FHA of New York & Presbyterian Hospital, AGM	5.250%	2/15/25	4,555,000	4,904,141
Municipal Health Facility	5.000%	1/15/25	5,000,000	5,556,350
Non-State Supported Debt, Mount Sinai Hospital	5.000%	7/1/23	3,000,000	3,331,470
Non-State Supported Debt, North Shore Long
Island Jewish Health System	5.000%	5/1/21	3,000,000	3,439,830
Non-State Supported Debt, North Shore Long
Island Jewish Health System	5.000%	5/1/22	2,305,000	2,623,666
Non-State Supported Debt, North Shore Long
Island Jewish Health System	5.000%	5/1/23	2,150,000	2,407,334
Non-State Supported Debt, North Shore-Long
Island Jewish Health Care Inc.	5.000%	5/1/26	3,000,000	3,307,740
Non-State Supported Debt, NYU Hospitals Center	5.250%	7/1/24	4,000,000	4,538,480
NYSARC Inc., AGM	5.000%	7/1/12	1,370,000	1,390,262
Suffolk County, NY, Economic Development Corp.
Revenue, Catholic Health Services	5.000%	7/1/22	5,000,000	5,759,450

Total Health Care				37,258,723

Housing - 3.3%
New York City, NY, HDC, MFH Revenue	4.750%	11/1/29	2,500,000	2,601,350
New York State Housing Finance Agency Revenue,
Affordable Housing	4.500%	11/1/30	1,175,000	1,204,786
New York State Mortgage Agency Revenue	5.000%	4/1/25	4,240,000	4,505,467

Total Housing				8,311,603

Industrial Revenue - 6.3%
Essex County, NY, IDA, PCR, International Paper Co. Project	5.700%	7/1/16	750,000	832,762	(a)
New York State Energy Research & Development Authority, PCR:
Rochester Gas & Electric Corp., NATL	4.750%	7/1/16	2,250,000	2,507,895	(b)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - continued
Rochester Gas & Electric Corp., NATL	5.000%	8/1/16	$6,450,000	$7,056,558	(b)
Puerto Rico Commonwealth Government
Development Bank, NATL	4.750%	12/1/15	5,000,000	5,154,350

Total Industrial Revenue				15,551,565

Leasing - 2.7%
Capital District Youth Center, Lease Revenue,
LOC-KeyBank N.A.	6.000%	2/1/17	285,000	285,100
New York State Dormitory Authority Revenue:
State University Dormitory Facilities	5.000%	7/1/23	1,685,000	1,928,819
State University Dormitory Facilities	5.000%	7/1/24	3,050,000	3,451,319
Third General Resolution, NATL, IBC	5.250%	11/15/12	1,000,000	1,034,740

Total Leasing				6,699,978

Local General Obligation - 5.7%
Monroe County, NY, GO, Public Improvement	6.000%	3/1/18	1,000,000	1,211,500
New York, NY, GO	5.000%	5/15/22	4,000,000	4,761,880
Niagara County, NY, GO, Environmental
Infrastructure, NATL	5.250%	8/15/13	435,000	460,604
North Hempstead, NY, GO	5.000%	5/15/12	275,000	277,596
Nyack, NY, GO, Union Free School District, FGIC	5.250%	12/15/15	630,000	722,692
Pulaski, CSD, NY, GO, FGIC	5.000%	6/15/12	780,000	788,619
Rockland County, NY, Solid Waste Management Authority	5.750%	12/15/23	5,000,000	5,834,050

Total Local General Obligation				14,056,941

Other - 3.5%
Brooklyn Arena, NY, Local Development Corp.,
Barclays Center Project	5.750%	7/15/18	1,400,000	1,583,288
Municipal Assistance Corp. for the City of Troy, NY,
Capital Appreciation, NATL	0.000%	1/15/19	1,990,000	1,644,377
New York Liberty Development Corp., Liberty
Revenue, 4 World Trade Center LLC Project	5.000%	11/15/31	5,000,000	5,512,350

Total Other				8,740,015

Power - 2.8%
Long Island Power Authority, Electric System Revenue	5.250%	6/1/13	2,500,000	2,649,025
Puerto Rico Electric Power Authority, Power Revenue	5.375%	7/1/22	3,890,000	4,339,956

Total Power				6,988,981

Pre-Refunded/Escrowed to Maturity - 0.3%
New York State Environmental Facilities Corp.,
State Clean Water & Drinking Water Revenue	5.250%	6/15/14	605,000	636,176	(c)

Special Tax Obligation - 24.0%
Brooklyn Arena, NY, Local Development Corp.,
Barclays Center Project	5.750%	7/15/20	4,355,000	4,920,889
New York City, NY, TFA Revenue:
Future Tax Secured	4.750%	11/15/16	15,000	15,131
Future Tax Secured	5.000%	5/1/24	8,000,000	9,486,960
New York City, NY, Trust for Cultural Resources
Revenue, Lincoln Center for the Performing Arts Inc.	5.750%	12/1/18	5,000,000	6,151,650
New York State Dormitory Authority, State Personal
Income Tax Revenue	5.000%	3/15/19	1,670,000	2,013,135
New York State Dormitory Authority, State Personal
Income Tax Revenue	5.250%	2/15/20	7,000,000	8,698,900

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - continued
New York State Dormitory Authority, State Personal
Income Tax Revenue	5.000%	3/15/23	$2,500,000	$2,930,075
New York State Urban Development Corp.
Revenue, Refunding Service Contract	5.250%	1/1/25	4,245,000	4,838,323
United Nations Development Corp., NY, Revenue	5.000%	7/1/23	3,000,000	3,438,360
United Nations Development Corp., NY, Revenue	5.000%	7/1/25	4,000,000	4,561,720
United Nations Development Corp., NY, Revenue	5.000%	7/1/26	3,000,000	3,395,880
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	3,250,000	3,677,895
Virgin Islands Public Finance Authority Revenue,
Matching Fund Loan	5.000%	10/1/25	5,000,000	5,382,250

Total Special Tax Obligation				59,511,168

Transportation - 9.8%
Albany, NY, Parking Authority Revenue	5.250%	10/15/12	345,000	349,468
MTA, NY, Revenue	5.250%	11/15/23	5,760,000	6,764,371
MTA, NY, Revenue	6.250%	11/15/23	3,500,000	4,234,650
MTA, NY, Revenue	5.000%	11/15/25	1,500,000	1,723,455
New York State Thruway Authority, Second
General Highway & Bridge Trust Fund	5.000%	4/1/23	4,000,000	4,652,560
New York State Thruway Authority, State Personal
Income Tax Revenue	5.000%	3/15/19	1,000,000	1,192,020
Niagara Falls, Bridge Commission Toll Revenue, FGIC	5.250%	10/1/15	890,000	949,470
Port Authority of New York & New Jersey, Special
Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	4,000,000	4,332,200

Total Transportation				24,198,194

Water & Sewer - 4.7%
New York State Environmental Facilities Corp.,
State Clean Water & Drinking Water	5.250%	6/15/22	5,915,000	7,264,744
Puerto Rico Commonwealth Aqueduct & Sewer
Authority Revenue	5.250%	7/1/24	4,000,000	4,331,200

Total Water & Sewer				11,595,944

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $206,338,374)				228,718,147

SHORT-TERM INVESTMENTS - 6.6%
Education - 0.6%
New York State Dormitory Authority Revenue,
State Supported Debt, City University of New York,
LOC-TD Bank N.A.	0.130%	7/1/31	1,600,000	1,600,000	(d)(e)

Finance - 2.2%
New York City, NY, TFA:
Future Tax Secured, SPA-Citibank N.A.	0.150%	8/1/31	500,000	500,000	(d)(e)
New York City Recovery Project Revenue, SPA-
Wells Fargo N.A.	0.100%	11/1/22	270,000	270,000	(d)(e)
New York City Recovery Project Revenue,
Subordinated, LIQ-Dexia Credit Local	0.250%	11/1/22	4,184,000	4,184,000	(d)(e)
New York City Recovery Project Revenue,
Subordinated, LIQ-JPMorgan Chase	0.140%	11/1/22	200,000	200,000	(d)(e)
New York City, NY, TFA Revenue, Future Tax
Secured, SPA-Dexia Credit Local	0.250%	8/1/31	200,000	200,000	(d)(e)

Total Finance				5,354,000

General Obligation - 2.2%
New York City, NY, GO:
LIQ-Dexia Credit Local	0.250%	4/1/35	1,100,000	1,100,000	(d)(e)
SPA-Dexia Credit Local	0.250%	8/1/28	1,100,000	1,100,000	(d)(e)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
General Obligation - continued
SPA-Wells Fargo Bank N.A.	0.100%	4/1/32	$1,500,000	$1,500,000	(d)(e)
New York, NY, GO, Subordinated, LOC-Dexia
Credit Local	0.250%	3/1/34	1,770,000	1,770,000	(d)(e)

Total General Obligation				5,470,000

Transportation - 0.3%
Triborough, NY, Bridge & Tunnel Authority
Revenues, LOC-U.S. Bank N.A.	0.080%	1/1/33	700,000	700,000	(d)(e)

Water & Sewer - 1.3%
New York City, NY, MFA, Water & Sewer System
Revenue, Second General Resolution Fiscal 2008,
SPA-Fortis Bank SA	0.120%	6/15/34	3,100,000	3,100,000	(d)(e)

TOTAL SHORT-TERM INVESTMENTS (Cost - $16,224,000)				16,224,000

TOTAL INVESTMENTS - 98.9% (Cost - $222,562,374#)				244,942,147
Other Assets in Excess of Liabilities - 1.1%				2,768,866

TOTAL NET ASSETS - 100.0%				$247,711,013

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(e)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CSD	— Central School District
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
GO	— General Obligation
HDC	— Housing Development Corporation
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
Radian	— Radian Asset Assurance - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2012

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	10.2%
AA/Aa	24.5
A	39.7
BBB/Baa	18.7
A-1/VMIG1	6.6
NR	0.3

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See pages 6 through 10 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Long-term security ratings (unaudited) (cont’d)

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

SG — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Short-term security ratings (unaudited) (cont’d)

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

B — Fitch rating indicating minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term changes in financial and economic conditions.

C — Fitch rating indicating default is a real possibility.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$228,718,147	—	$228,718,147
Short-term investments†	—	16,224,000	—	16,224,000

Total investments	—	$244,942,147	—	$244,942,147

† See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.

Notes to Schedule of Investments (unaudited) (continued)

(c) Futures contracts. The Fund may use futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 29, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$22,379,773
Gross unrealized depreciation	(0)

Net unrealized appreciation	$22,379,773

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At February 29, 2012, the Fund did not have any derivative instruments outstanding.

During the period ended February 29, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)†	$3,772,453

†	At February 29, 2012, there were no open positions held in this derivative.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 25, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 25, 2012